Employee Benefit Obligations - Components of Consolidated Net Periodic Benefit and Deferred Compensation Benefit Costs and Contributions Made (Detail) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Defined Benefit Plan Disclosure [Line Items]
Employee benefit obligations	$ 97.2	$ 104.9	$ 87.8
Defined Benefit Plan, Fair Value of Plan Assets	60.6	57.2	56.1
Components of net periodic benefit cost:
Service cost	2.9	2.4
Interest cost	2.2	2.7
Recognized net actuarial loss	12.0	(15.9)
Contributions made during period	4.8	2.5
Curtailments	0.2	0.0
Benefits paid	4.7	3.4
Foreign currency exchange rate changes	4.1	(0.5)
Actual return on plan assets	1.1	1.9
Foreign currency exchange rate changes	2.2	0.1
Accrued Benefit Cost / Funded Status	(36.6)	(47.7)
Pension Plan [Member]
Components of net periodic benefit cost:
Service cost	2.9	2.4	2.4
Interest cost	2.2	2.7	2.8
Expected return on assets	(2.3)	(2.3)	(2.5)
Recognized net actuarial loss	2.3	0.6	0.9
Net periodic cost (benefit)	4.9	3.5	4.0
Amortization of transition obligation	$ (0.2)	$ 0.1	$ 0.4
Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate		1.00%
Components of net periodic benefit cost:
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Expected Return on Plan Assets		1.00%
Minimum [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	1.10%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	1.00%	1.00%	2.00%
Components of net periodic benefit cost:
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Expected Return on Plan Assets	1.10%
Maximum
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate		8.70%
Components of net periodic benefit cost:
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Expected Return on Plan Assets		7.00%
Maximum | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	7.50%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	7.00%	7.00%	7.30%
Components of net periodic benefit cost:
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Expected Return on Plan Assets	7.00%